Cash equivalents (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Detailed Information About Cash Equivalents [Line Items]
Cash equivalents	R$ 479,807	R$ 911,335
Country of domicile | Floating interest rate
Disclosure Of Detailed Information About Cash Equivalents [Line Items]
Cash equivalents	R$ 459,028	881,848
Country of domicile | Bottom of range | Floating interest rate
Disclosure Of Detailed Information About Cash Equivalents [Line Items]
Annual yield (as a percent)	75.00%
Country of domicile | Top of range | Floating interest rate
Disclosure Of Detailed Information About Cash Equivalents [Line Items]
Annual yield (as a percent)	90.00%
Foreign countries | Colombia, Pesos | Floating interest rate
Disclosure Of Detailed Information About Cash Equivalents [Line Items]
Cash equivalents	R$ 17,361	18,482
Foreign countries | United States of America, Dollars | Fixed interest rate
Disclosure Of Detailed Information About Cash Equivalents [Line Items]
Cash equivalents	R$ 3,418	R$ 11,005
Foreign countries | Weighted average | Colombia, Pesos | Floating interest rate
Disclosure Of Detailed Information About Cash Equivalents [Line Items]
Annual yield (as a percent)	9.45%
Foreign countries | Weighted average | United States of America, Dollars | Fixed interest rate
Disclosure Of Detailed Information About Cash Equivalents [Line Items]
Annual yield (as a percent)	0.32%